Stock-Based Compensation (Schedule of Stock-based Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets:
Diversified investments associated with the Executive Stock Unit Program, Current	$ 3.2	$ 2.8
Diversified investments associated with the Executive Stock Unit Program, Long-term	42.7	38.2
Diversified investments associated with the Executive Stock Unit Program, Total	45.9	41.0
Liabilities:
Share Liabilities, Current	3.2	2.8
Share Liabilities, Long-term	14.6	14.6
Other - primarily timing differences between employee withholdings and related employer contributions to be submitted to various plans' trust accounts, Current	5.9	6.2
Other - primarily timing differences between employee withholdings and related employer contributions to be submitted to various plans' trust accounts, Long-term	0.0	0.0
Other - primarily timing differences between employee withholdings and related employer contributions to be submitted to various plans' trust accounts, Total	5.9	6.2
Total liabilities associated with stock-based compensation, Current	11.4	14.6
Total liabilities associated with stock-based compensation, Long-term	45.7	46.5
Total liabilities associated with stock-based compensation, Total	57.1	61.1
Executive Stock Unit Program
Liabilities:
Share Liabilities, Current	3.2	2.8
Share Liabilities, Long-term	42.2	37.8
Share Liabilities, Total	45.4	40.6
Performance Stock Unit (TSR) award
Liabilities:
Share Liabilities, Current	1.9	1.5
Share Liabilities, Long-term	2.2	5.0
Share Liabilities, Total	4.1	6.5
Performance Stock Unit (EBIT) award
Liabilities:
Share Liabilities, Current	0.4	4.1
Share Liabilities, Long-term	1.3	3.7
Share Liabilities, Total	$ 1.7	$ 7.8